General information - Convertible Notes (Details) - USD ($)		1 Months Ended
	Sep. 07, 2016	Dec. 31, 2016	Dec. 31, 2017	Nov. 23, 2016	Nov. 18, 2016	Dec. 31, 2015
Ordinary shares
Interest bearing loans and borrowings
Number of shares issued		195,741,528	263,519,128	22,863,428	71,633,248	108,601,496
Amended and restated convertible notes
Interest bearing loans and borrowings
Interest costs incurred	$ 0
Amount of outstanding principal and accrued interest of notes converted into ordinary shares		$ 3,550,786
Number of ordinary shares issued for conversion of notes		14,510,770
Conversion rate (in dollars per share)		$ 0.2447
Amphion Innovations plc | Amended and restated convertible notes | Ordinary shares
Interest bearing loans and borrowings
Number of shares issued	409,000